Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | C000005512
Average Annual Return [Line Items]
Average Annual Return, Percent	4.02%		1.77%	3.01%
Without Sales Load [Member] | C000227147
Average Annual Return [Line Items]
Average Annual Return, Percent	4.17%	0.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%		(0.33%)	1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.25%	(1.70%)